Disposal of Subsidiaries (Details) - Kirin Subsidiaries [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Disposal of Subsidiaries (Textual)
Gain on disposal of subsidiaries	$ 11,687,098
Proceeds from sale of interest in subsidiaries	75,000,002
Net assets of disposal subsidiaries	$ 63,312,904